Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid (received) during the year for:
Interest	$ 8,237	$ 8,693	$ 8,818
Income taxes, net of refunds	993	1,421	(354)
Additional Financial Information [Line Items]
Spectrum acquisitions	1,851	1,809	43,309
Spectrum Licenses
Additional Financial Information [Line Items]
Spectrum acquisitions	$ 1,613	$ 1,576	$ 521